Earnings per share - Additional Information (Details) € in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2019 shares	Jun. 14, 2018 shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018
Earnings per share [line items]
Profit for the period | €			€ 46.4	€ 31.0	€ 68.8	€ 93.4
Preference shares, dividend payment terms, weighted average share price, minimum term required					10 days		10 days
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Earnings per share [line items]
New awards granted in the period (in shares)			39,370		32,167
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Earnings per share [line items]
New awards granted in the period (in shares)	44,272	44,272